CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 11,735	$ (7,493)	$ (8,659)
Unrealized gains (losses) on available-for-sale securities:
Changes in unrealized gains (losses)	(866)	(530)	68
Less: reclassification adjustments for losses (gains) included in net income (loss)		(18)	(1,771)
Other comprehensive loss before tax	(866)	(548)	(1,703)
Income tax benefits related to components of other comprehensive loss	199	125	426
Other comprehensive loss, net of tax	(667)	(423)	(1,277)
Comprehensive income (loss)	$ 11,068	$ (7,916)	$ (9,936)